Accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Customers	R$ 419,532	R$ 455,253
Dividends and interest receivable on equity capital - Funds	3,593	6,393
Other	52,492	51,131
Expected credit losses on accounts receivable (Note 14)	(6,531)	(6,418)
Total	R$ 469,086	R$ 506,359